Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May. 31, 2015	May. 31, 2015	May. 25, 2014	May. 26, 2013
Income Tax Disclosure [Line Items]
Prepaid income taxes	$ 18.9	$ 18.9	$ 10.9
Gross unrecognized tax benefits	13.7	13.7	38.1
Tax benefit		21.1	8.6	$ (36.7)
Unrecognized tax benefits, accrued interest	0.7	0.7
Tax position, change is reasonably possible in the next twelve month	0.7	0.7
Unrecognized Tax Benefits, decrease resulting from settlements with taxing authorities		37.2
State
Income Tax Disclosure [Line Items]
Prepaid income taxes	18.9	18.9
Federal
Income Tax Disclosure [Line Items]
Prepaid income taxes	12.6	12.6
Tax benefit		$ 21.1	$ 8.6	$ (36.7)
Internal Revenue Service (IRS) | Federal
Income Tax Disclosure [Line Items]
Tax benefit	9.9
Unrecognized Tax Benefits, decrease resulting from settlements with taxing authorities	$ 29.7